Schedule of Investments PIMCO California Municipal Income Fund	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

INVESTMENTS IN SECURITIES 183.4% ¤

MUNICIPAL BONDS & NOTES 182.4%

CALIFORNIA 176.0%

Bay Area Toll Authority, California Revenue Bonds, Series 2017 5.000% due 04/01/2056	$1,750	$2,096
California Community Housing Agency Revenue Bonds, Series 2019 5.000% due 04/01/2049	3,925	4,380
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	4,000	4,003
6.125% due 06/01/2038	1,000	1,000
California County Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2046 (a)	12,000	2,185
5.600% due 06/01/2036	1,500	1,513
California County Tobacco Securitization Agency Revenue Bonds, Series 2007 0.000% due 06/01/2057 (a)	7,000	797
California Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 04/01/2047	800	937
California Educational Facilities Authority Revenue Bonds, Series 2018
4.000% due 10/01/2039	1,250	1,402
5.000% due 10/01/2048	1,000	1,222
California Health Facilities Financing Authority Revenue Bonds, Series 2008 5.250% due 11/15/2040	5,050	5,488
California Health Facilities Financing Authority Revenue Bonds, Series 2009 6.500% due 11/01/2038	1,000	1,004
California Health Facilities Financing Authority Revenue Bonds, Series 2010
5.000% due 11/15/2036	1,450	1,456
8.039% due 11/15/2036 (c)	1,000	1,084
California Health Facilities Financing Authority Revenue Bonds, Series 2011
5.000% due 08/15/2035	1,000	1,062
6.000% due 08/15/2042	2,800	2,917
California Health Facilities Financing Authority Revenue Bonds, Series 2012 5.000% due 08/15/2051	7,300	7,957
California Health Facilities Financing Authority Revenue Bonds, Series 2013 5.000% due 08/15/2052	1,675	1,837
California Health Facilities Financing Authority Revenue Bonds, Series 2015 5.000% due 08/15/2054	1,300	1,488
California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 08/15/2039 (b)	8,500	9,480
5.000% due 11/15/2046 (b)	5,000	5,917
5.000% due 08/15/2055	6,000	7,093
California Health Facilities Financing Authority Revenue Bonds, Series 2019 4.000% due 11/15/2045	1,700	1,921
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013 5.000% due 02/01/2039	10,000	11,055
California Municipal Finance Authority Revenue Bonds, Series 2011 7.750% due 04/01/2031	790	862
California Municipal Finance Authority Revenue Bonds, Series 2018
5.000% due 05/15/2043	500	594
5.000% due 06/01/2048	1,370	1,661
California Pollution Control Financing Authority Revenue Bonds, Series 2010
5.100% due 06/01/2040	2,000	2,052
5.250% due 08/01/2040	1,250	1,292
California Public Finance Authority Revenue Bonds, Series 2017 4.000% due 08/01/2047 (b)	5,140	5,683
California State General Obligation Bonds, Series 2009 6.000% due 11/01/2039	2,000	2,008
California State General Obligation Bonds, Series 2010
5.250% due 11/01/2040	2,400	2,496
5.500% due 03/01/2040	1,500	1,525
California State General Obligation Bonds, Series 2013 5.000% due 11/01/2043	7,000	7,932
California State General Obligation Bonds, Series 2017 4.000% due 11/01/2047	2,750	3,068
California State General Obligation Bonds, Series 2018 5.000% due 10/01/2047	1,275	1,506
California State General Obligation Bonds, Series 2019 4.000% due 10/01/2039	1,000	1,159
California State Public Works Board Revenue Bonds, Series 2009
5.750% due 10/01/2030	2,000	2,000
6.000% due 11/01/2034	2,000	2,008
California State Public Works Board Revenue Bonds, Series 2011 5.000% due 12/01/2029	1,500	1,617
California State University Revenue Bonds, Series 2015 5.000% due 11/01/2047	8,000	9,394

Schedule of Investments PIMCO California Municipal Income Fund (Cont.)	September 30, 2019 (Unaudited)

California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018
4.000% due 07/01/2040	1,000	1,134
4.000% due 07/01/2043	350	395
4.000% due 07/01/2047	1,750	1,964
California Statewide Communities Development Authority Revenue Bonds, Series 2010
5.000% due 11/01/2040	10,000	10,305
6.250% due 10/01/2039	1,000	1,000
California Statewide Communities Development Authority Revenue Bonds, Series 2011 6.000% due 08/15/2042	2,000	2,084
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	11,500	12,483
5.125% due 05/15/2031	4,000	4,267
5.375% due 05/15/2038	4,500	4,800
California Statewide Communities Development Authority Revenue Bonds, Series 2016
4.000% due 08/15/2051	225	246
5.000% due 12/01/2036	1,400	1,595
5.000% due 12/01/2046	5,700	6,390
California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 07/01/2048	1,000	1,078
4.000% due 12/01/2057	2,000	2,100
5.500% due 12/01/2058	1,775	2,091
California Statewide Financing Authority Revenue Bonds, Series 2002
5.625% due 05/01/2029	80	81
6.000% due 05/01/2037	3,000	3,022
Chaffey Joint Union High School District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2047 (b)	5,500	6,110
Chaffey Joint Union High School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2049	1,000	1,129
Chula Vista, California Revenue Bonds, Series 2004 5.875% due 02/15/2034	5,000	5,019
El Monte, California Certificates of Participation Bonds, (AMBAC Insured), Series 2001 5.250% due 01/01/2034 (d)	14,425	14,930
Escondido Union School District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2043	1,000	1,119
Folsom Cordova Unified School District School Facilities Improvement District No. 5, California General Obligation Bonds, Series 2018 4.000% due 10/01/2043 (b)	3,500	3,956
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014 3.950% due 01/15/2053	860	918
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007 5.300% due 06/01/2037	1,740	1,811
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018
5.000% due 06/01/2030	2,000	2,415
5.000% due 06/01/2047	1,500	1,539
5.250% due 06/01/2047	15,500	15,968
Grossmont-Cuyamaca Community College District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2047 (b)	2,750	3,088
Hacienda La Puente Unified School District, General Obligation Bonds, Series 2017 4.000% due 08/01/2047	2,000	2,221
Hartnell Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2042	3,400	3,797
Hayward Unified School District, California General Obligation Bonds, Series 2015 5.000% due 08/01/2038	6,000	6,881
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2011 5.000% due 11/01/2041	1,000	1,042
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2016 5.000% due 11/01/2041 (b)	6,000	7,205
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2017 4.000% due 11/01/2041 (b)	4,000	4,530
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2027	1,000	1,260
5.500% due 11/15/2030	415	549
Long Beach Unified School District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2043 (b)	5,500	6,099
Long Beach, California Airport System Revenue Bonds, Series 2010 5.000% due 06/01/2040	5,000	5,113
Los Angeles Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2041 (b)	3,500	3,942
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2019 5.000% due 07/01/2044	2,500	3,105
Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016 4.000% due 10/01/2042	1,500	1,658
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2012
5.000% due 07/01/2037	4,100	4,514
5.000% due 07/01/2043	5,000	5,486
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2014 5.000% due 07/01/2043	2,000	2,274
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2017 5.000% due 07/01/2047 (b)	10,000	11,998
M-S-R Energy Authority, California Revenue Bonds, Series 2009 6.500% due 11/01/2039	15,345	24,147
Monterey Peninsula Unified School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2040	3,000	3,405
Mount San Antonio Community College District, California General Obligation Bonds, Series 2019
5.000% due 08/01/2041	1,265	1,613
5.000% due 08/01/2044	1,700	2,154

Schedule of Investments PIMCO California Municipal Income Fund (Cont.)	September 30, 2019 (Unaudited)

Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2043	5,300	6,026
Newport Mesa Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2007 0.000% due 08/01/2031 (a)	1,750	1,379
Pacifica School District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2048	1,750	1,919
Palomar Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2046 (b)	4,530	5,069
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2013 5.000% due 05/15/2043	2,000	2,220
River Islands Public Financing Authority, California Special Tax Bonds, Series 2015 5.500% due 09/01/2045	3,000	3,264
Riverside, California Sewer Revenue Bonds, Series 2018 4.000% due 08/01/2038	4,250	4,824
Riverside, California Water Revenue Bonds, Series 2019 5.000% due 10/01/2048	3,250	4,064
Sacramento Area Flood Control Agency, California Special Assessment Bonds, Series 2016
5.000% due 10/01/2041 (b)	2,800	3,342
5.000% due 10/01/2047 (b)	1,700	2,019
Sacramento Municipal Utility District, California Revenue Bonds, Series 2019 5.000% due 08/15/2039	1,000	1,282
Sacramento, California Transient Occupancy Tax Revenue Bonds, Series 2018 5.000% due 06/01/2048	3,510	4,230
San Diego Unified School District, California General Obligation Bonds, Series 2017 4.000% due 07/01/2047 (b)	6,000	6,715
San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2042 (b)	5,500	6,223
San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2044	2,560	2,959
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2017 5.000% due 05/01/2047	2,625	3,136
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019
5.000% due 05/01/2039	2,000	2,510
5.000% due 05/01/2049	2,000	2,468
San Francisco, California City & County Certificates of Participation Bonds, Series 2009 5.250% due 04/01/2031	650	652
San Joaquin County Transportation Authority, California Revenue Bonds, Series 2017
4.000% due 03/01/2041 (b)	2,200	2,450
5.000% due 03/01/2041 (b)	3,300	4,007
San Jose Evergreen Community College District, California General Obligation Bonds, Series 2014 4.125% due 09/01/2043	1,000	1,085
San Jose Unified School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2042	1,000	1,157
San Jose, California General Obligation Bonds, Series 2019
5.000% due 09/01/2041	1,500	1,888
5.000% due 09/01/2042	500	628
San Jose, California Hotel Tax Revenue Bonds, Series 2011 6.500% due 05/01/2036	1,500	1,618
San Marcos Unified School District, California General Obligation Bonds, Series 2011 5.000% due 08/01/2038	1,200	1,287
San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006 0.000% due 09/01/2034 (a)	3,000	2,166
San Mateo County, California Community College District General Obligation Bonds, Series 2018 5.000% due 09/01/2045	4,000	5,016
San Mateo Foster City Public Financing Authority, California Revenue Bonds, Series 2019 4.000% due 08/01/2044	1,540	1,755
San Rafael City High School District General Obligation Bonds, Series 2018 4.000% due 08/01/2047 (b)	3,500	3,930
Santa Clara County, California General Obligation Bonds, Series 2013 4.000% due 08/01/2041 (b)	4,000	4,240
Santa Monica Community College District, California General Obligation Bonds, Series 2018 4.000% due 04/01/2045 (b)	2,000	2,263
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006 5.000% due 06/01/2037	800	804
Torrance, California Revenue Bonds, Series 2010 5.000% due 09/01/2040	6,300	6,499
University of California Revenue Bonds, Series 2016 4.000% due 05/15/2046 (b)	10,500	11,506
University of California Revenue Bonds, Series 2017 5.000% due 05/15/2047	5,000	6,043
University of California Revenue Bonds, Series 2018 5.000% due 05/15/2043	1,000	1,232
University of California Revenue Bonds, Series 2019 5.000% due 05/15/2049	2,500	3,123
Upland, California Certificates of Participation Bonds, Series 2017 4.000% due 01/01/2042	3,250	3,443
Washington Township Health Care District, California General Obligation Bonds, Series 2013 5.000% due 08/01/2043	2,500	2,881
		475,503
ILLINOIS 3.8%

Chicago, Illinois General Obligation Bonds, Series 2007 5.500% due 01/01/2042	2,000	2,222
Chicago, Illinois General Obligation Bonds, Series 2015 5.250% due 01/01/2028	3,400	3,845

Schedule of Investments PIMCO California Municipal Income Fund (Cont.)	September 30, 2019 (Unaudited)

Chicago, Illinois General Obligation Bonds, Series 2017 6.000% due 01/01/2038	2,500	2,986
Illinois State General Obligation Bonds, Series 2017 5.000% due 11/01/2029	1,000	1,142
		10,195
PUERTO RICO 2.6%

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (a)	5,700	1,519
4.750% due 07/01/2053	2,405	2,501
5.000% due 07/01/2058	2,680	2,832
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 0.000% due 08/01/2043 (a)	1,000	50
		6,902
Total Municipal Bonds & Notes (Cost $453,775)		492,600

SHORT-TERM INSTRUMENTS 1.0%

REPURCHASE AGREEMENTS (e) 1.0%		2,681
Total Short-Term Instruments (Cost $2,681)		2,681
Total Investments in Securities (Cost $456,456)		495,281
Total Investments 183.4% (Cost $456,456)		$495,281
Auction Rate Preferred Shares (44.7)%		(120,625)
Variable Rate MuniFund Term Preferred Shares, at liquidation value (10.8)%		(29,151)
Other Assets and Liabilities, net (27.9)%		(75,388)
Net Assets Applicable to Common Shareholders 100.0%		$270,117

Schedule of Investments PIMCO California Municipal Income Fund (Cont.)	September 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Zero coupon security.

(b)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

(c)	Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on September 30, 2019.

(d)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
El Monte, California Certificates of Participation Bonds, (AMBAC Insured), Series 2001	5.250%	01/01/2034	08/02/2001	$14,425	$14,930	5.53%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	09/30/2019	10/01/2019	$2,681	U.S. Treasury Notes 2.250% due 03/31/2021	$(2,735)	$2,681	$2,681
Total Repurchase Agreements						$(2,735)	$2,681	$2,681

(1)	Includes accrued interest.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$475,503	$0	$475,503
Illinois	0	10,195	0	10,195
Puerto Rico	0	6,902	0	6,902
Short-Term Instruments
Repurchase Agreements	0	2,681	0	2,681
Total Investments	$0	$495,281	$0	$495,281

There were no significant transfers into or out of Level 3 during the period ended September 30, 2019.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund, less any liabilities, by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Notes to Financial Statements (Cont.)

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2019, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
American Municipal Bond Assurance
AMBAC	Corp.	CM	California Mortgage Insurance	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
TBA	To-Be-Announced